PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 30, 2018	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 12,400	$ 19,000	$ 23,600	$ 24,600
Cost of goods sold		$ 800	$ 219,977	$ 411,595	$ 514,430	505,330
Net book value		500				500
Denver Plant
Property, Plant and Equipment [Line Items]
Net book value		$ 3,600				$ 3,600
Denver Plant | Disposal Group, Held-for-sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Sale of Denver Plant	$ 8,200
Gain on disposal	$ 4,600